Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
ACCOUNTING INCOME BEFORE TAX	$ 1,940,803	$ 1,747,812	$ 2,406,109
Total tax income (expense) using statutory rate	(524,017)	(471,909)	(649,649)
Tax effect of rates applied in other countries	(80,532)	(81,699)	(125,912)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	78,335	94,578	633,125
Tax effect of non-deductible expenses for determining taxable profit (loss)	(169,516)	(111,780)	(109,892)
Tax effect of changes in income tax rates	(117,643)		(7,437)
Tax effect of adjustments to taxes in previous periods	7,081	4,250	23,419
Total adjustments to tax expense using statutory rate	(282,275)	(94,651)	413,303
Income tax benefit (expense), continuing operations	$ (806,292)	$ (566,560)	$ (236,346)
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	(4.15%)	(4.67%)	(5.23%)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	4.04%	5.41%	26.31%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(8.73%)	(6.40%)	(4.57%)
Tax effect of changes in income tax rates	(6.06%)		(0.31%)
Tax effect of adjustments to taxes in previous periods	0.36%	0.24%	0.97%
Total adjustments to tax expense using statutory rate	(14.54%)	(5.42%)	17.17%
Income tax benefit (expense), continuing operations	(41.54%)	(32.42%)	(9.83%)